Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

18. STOCK –BASED COMPENSATION

A. General Information

The Corporation permits the issuance of stock options, dividend equivalents, performance awards, stock appreciation rights, restricted stock and/or restricted stock units to employees and directors of the Corporation under several plans. The terms and conditions of awards under the plans are determined by the Corporation's Compensation Committee.

Prior to April 25, 2007, all shares authorized for grant as stock-based compensation were limited to grants of stock options. On April 25, 2007, the Shareholders approved the Corporation's "2007 Long-Term Incentive Plan" (the "2007 LTIP") under which a total of 428,996 shares of the Corporation's common stock were made available for award grants. On April 28, 2010, the Shareholders approved the Corporation's "2010 Long Term Incentive Plan" ("2010 LTIP") under which a total of 445,002 shares of the Corporation's common stock were made available for award grants.

The equity awards granted under the 2007 and 2010 LTIPs were authorized to be in the form of, among others, options to purchase the Corporation's common stock, restricted stock awards ("RSA"s) and performance stock awards ("PSA"s).

The fair value of the RSAs is based on the closing price on the day preceding the date of the grant.

The PSAs vest based on the Corporation's total shareholder return relative to the performance of the community bank index for the respective period. The amount of PSAs earned will not exceed 100% of the PSAs awarded. The fair value of the PSAs is calculated using the Monte Carlo Simulation method.

In connection with the Merger, 21,133 fully vested options which had been granted to former FKF employees were assumed by the Corporation.

The following table summarizes the remaining shares authorized to be granted for options, RSAs and PSAs:

	Shares Authorized for:
	Options Only	Options, RSAs or PSAs
Balance, December 31, 2008	10,189	180,482
Options granted – five year vesting	(10,189)	(158,993)
Options forfeited	—	17,500

Balance, December 31, 2009	—	38,989
Shares authorized – 2010 LTIP	—	445,002
Options authorized – FKF Merger	21,133	—
Options granted – fully vested	(21,133)	—
RSAs granted – four year cliff-vesting	—	(11,920)
PSAs granted – three year cliff-vesting	—	(60,767)
PSAs forfeited	—	500
Unexercised options expired	—	14,080
Balance, December 31, 2010	—	425,884
RSAs granted – four year cliff-vesting	—	(60,238)
PSAs granted – four year cliff-vesting	—	(17,085)
PSAs granted – three year cliff-vesting	—	(9,000)
Unexercised options expired	—	19,330
Unexercised options cancelled	—	19,464

Balance, December 31, 2011	—	378,355

B. Fair Value of Options Granted

The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants issued during:

	2011	2010	2009
Expected dividend yield	—	3.24%	3.1%
Expected volatility of Corporation's stock	—	45.7%	29.4%
Risk-free interest rate	—	1.5%	3.2%
Expected life in years	—	6.0	7.0
Weighted average fair value of options granted	—	$5.42	$4.42

The expected dividend yield is based on the company's annual dividend amount as a percentage of the average stock price at the time of the grant. Expected life is equal to the mid-point of the average time to vest and the contractual term. Expected volatility of the Corporation's stock is based on the historic volatility of the Corporation's stock price. The risk-free interest rate is based on the zero-coupon U.S. Treasury interest rate ranging from one month to ten years and a period commensurate with the expected life of the option.

C. Other Stock Option Information – The following table provides information about options outstanding:

	For the Twelve Months Ended December 31,
	2011			2010			2009
	Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Options outstanding, beginning of period	993,710	$19.82	$4.44	1,012,896	$19.75	$4.41	901,814	$19.70	$4.31
Granted	—	—	—	21,133	$13.35	$5.42	169,182	$18.27	$4.42
Forfeited	(16,320)	$20.94	$4.79	(14,080)	$21.53	$4.87	—	—	—
Expired	(32,330)	$21.87	$5.04	—	—	—	(17,500)	$19.50	$4.25
Exercised	(68,590)	$14.08	$2.79	(26,239)	$10.97	$3.14	(40,600)	$12.68	$2.45

Options outstanding, end of period	876,470	$20.17	$4.49	993,710	$19.82	$4.45	1,012,896	$19.75	$4.41

The following table provides information related to options as of December 31, 2011:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Options Outstanding	Remaining Contractual Life	Number Exercisable At 12/31/10	Remaining Contractual Life	Weighted Average Exercise Price
$10.36 - $10.75	5,330	6.89 yrs	5,330	6.89 yrs	$10.36
$15.16 - $17.00	26,000	0.29 yrs	26,000	0.29 yrs	$16.25
$17.01 - $18.91	398,982	4.22 yrs	307,223	3.30 yrs	$18.50
$18.92 - $20.00	7,219	1.75 yrs	7,219	1.75 yrs	$19.47
$20.01 - $21.00	85,000	2.31 yrs	85,000	2.31 yrs	$20.47
$21.01 - $22.00	229,925	4.60 yrs	208,375	4.51 yrs	$21.55
$22.01 - $24.27	124,014	6.17 yrs	78,808	6.07 yrs	$24.11

	876,470	4.29 yrs	717,955	3.74 yrs	$20.10

The following table provides information about unvested options:

	For the Twelve Months Ended December 31,
	2011		2010		2009
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested options, beginning of period	249,574	$4.76	350,076	$4.78	237,172	$5.15
Granted	—	—	21,133	$5.42	169,182	$4.42
Vested	(74,739)	$4.82	(107,405)	$4.96	(56,278)	$5.22
Forfeited	(16,320)	$4.79	(14,230)	$4.87	—	—

Unvested options, end of period	158,515	$4.73	249,574	$4.76	350,076	$4.78

Proceeds, related tax benefits realized from options exercised and intrinsic value of options exercised were as follows:

	For the Twelve Months Ended December 31,
(dollars in thousands)	2011	2010	2009
Proceeds from strike price of value of options exercised	$966	$288	$514
Related tax benefit recognized	141	60	66

Proceeds of options exercised	$1,107	$348	$580

Intrinsic value of options exercised	$444	$460	$690

The following table provides information about options outstanding and exercisable options:

	As of December 31,
	2011		2010		2009
	Options Outstanding	Exercisable Options	Options Outstanding	Exercisable Options	Options Outstanding	Exercisable Options
Number	876,470	717,955	993,710	744,136	1,013,396	663,320
Weighted average exercise price	$20.17	$20.10	$19.82	$19.52	$19.75	$19.15
Aggregate intrinsic value	$549,495	$437,549	$260,320	$260,320	$167,536	$167,536
Weighted average contractual term	4.3 yrs	3.7 yrs	5.0 yrs	4.0 yrs	6.1 yrs	4.6 yrs

The unamortized stock based compensation expense on stock options at December 31, 2011 was $467 thousand which will be recognized over the next 25 months.

D. Restricted Stock Awards and Performance Stock Awards

The Corporation has granted restricted stock awards and Performance Stock Awards under the 2007 LTIP and 2010 LTIP Plans.

The compensation expense for the RSAs is measured based on the market price of the stock on the day prior to the grant date and is recognized on a straight line basis over the vesting period, accelerated for retirement eligibility. Stock restrictions are subject to alternate vesting for death and disability and retirement.

During 2011, the Corporation recognized $131 thousand of expense related to the Corporation's RSAs. As of December 31, 2011, there was $526 thousand of unrecognized compensation cost related to RSAs. This cost will be recognized over a weighted average period of 3.3 years.

The following table details the RSAs for the twelve month periods ended December 31, 2011, 2010 and 2009:

	Twelve Months Ended December 31, 2011		Twelve Months Ended December 31, 2010		Twelve Months Ended December 31,2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning balance	11,920	$16.78	—	—	—	—
Granted	26,085	$18.50	11,920	$16.78
Vested	(2,980)	$16.78	—	—	—	—
Forfeited	—	—	—	—	—	—

Ending balance	35,025	$18.06	11,920	$16.78	—	—

The compensation expense for PSAs is measured based on the grant date fair value as calculated using the Monte Carlo Simulation. The Simulation used various assumptions that include expected volatility of 52.42%, a risk free rate of return of 0.32% and a correlation co-efficient of 0.6531%

The Corporation recognized $382 thousand of expense related to the PSAs in 2011. As of December 31, 2011 there was $689 thousand of unrecognized compensation cost related to PSAs. This cost will be recognized over a weighted average period of 2.2 years.

The following table details the PSAs for the twelve month periods ending December 31, 2011, 2010 and 2009:

	Twelve Months Ended December 31, 2011		Twelve Months Ended December 31, 2010		Twelve Months Ended December 31,2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning balance	60,267	$9.64	—	—	—	—
Granted	60,238	$10.07	60,767	$9.64	—	—
Vested	—		—		—	—
Forfeited	(3,144)	$9.64	(500)	$9.64	—	—

Ending balance	117,361	$9.86	60,267	$9.64	—	—